Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, authorized (in shares)	100,000	100,000	100,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, issued (in shares)		0
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Common stock, issued (in shares)	1,000	1,000	1,000
Common stock, outstanding (in shares)	1,000	1,000	1,000
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	500,000	500,000	500,000
Common stock, issued (in shares)	0	0	0
Common stock, outstanding (in shares)	0	0	0